Fair Value Measurements (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 27, 2015	Sep. 27, 2015	Jul. 03, 2016	Sep. 28, 2014
Fair Value, Measurements, Recurring [Member]
Assets, Fair Value Disclosure [Abstract]
Total	$ 250	$ 250	$ 389	$ 738
Fair Value, Measurements, Recurring [Member] | Level 1 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Total	32	32	165	50
Fair Value, Measurements, Recurring [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Total	218	218	224	688
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents	32	32	165	46
Fair Value, Measurements, Recurring [Member] | Money Market Funds [Member] | Level 1 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents	32	32	165	46
Fair Value, Measurements, Recurring [Member] | US Treasury Bill Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents				4
Fair Value, Measurements, Recurring [Member] | US Treasury Bill Securities [Member] | Level 1 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents				4
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents			46	15
Marketable Securities - Available-for-sale				33
Fair Value, Measurements, Recurring [Member] | Commercial Paper [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents			46	15
Marketable Securities - Available-for-sale				33
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale	13	13		13
Fair Value, Measurements, Recurring [Member] | Asset-backed Securities [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale	13	13		13
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale	2	2
Fair Value, Measurements, Recurring [Member] | Certificates of Deposit [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale	2	2
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale	30	30		97
Fair Value, Measurements, Recurring [Member] | Corporate Debt Securities [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Marketable Securities - Available-for-sale	30	30		97
Fair Value, Measurements, Recurring [Member] | Municipal Notes Bonds [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents			18
Marketable Securities - Available-for-sale	173	173	153	530
Fair Value, Measurements, Recurring [Member] | Municipal Notes Bonds [Member] | Level 2 Inputs [Member]
Assets, Fair Value Disclosure [Abstract]
Cash Equivalents			18
Marketable Securities - Available-for-sale	173	173	$ 153	$ 530
Fair Value, Measurements, Nonrecurring [Member] | Selling, General and Administrative Expenses [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment of Long-Lived Assets, on a Nonrecurring Basis	$ 46	$ 46